SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Additional paid-in capital					$ 205,072	$ 1,289,446
Effective tax rate	16.19%	24.66%	(82.11%)	41.84%	36.84%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized Tax Benefits	$ 0		$ 0		$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0		$ 0		$ 0	$ 0
Number of warrants to purchase shares issued	5,980,750		5,980,750		5,980,750	5,980,750
Additional Paid-in Capital [Member]
Additional paid-in capital	$ 0		$ 0